COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

Lease commitments:

The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2018. Future minimum lease payments under non-cancelable operating leases as of December 31, 2014 are as follows:

2015	$432
2016	277
2017	220
2018	37

$966

Total rent expenses for the years ended December 31, 2014, 2013 and 2012 were $ 396, $ 370 and $ 527, respectively.